Investment Strategy - Federated Hermes Intermediate Municipal Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) may invest the Fund’s assets without limitation in investments the interest from which (while exempt from the federal regular income tax) may be subject to the federal alternative minimum tax for individuals (AMT). The Adviser may lengthen or shorten the duration of the Fund’s portfolio from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.At least 75% of the Fund’s portfolio securities will be investment grade or of comparable quality. The Fund’s Adviser expects that, normally, up to 15% of the Fund’s total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Adviser may opportunistically invest up to 25% of the Fund’s total assets in securities rated below investment grade (or unrated securities of comparable quality). Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating categories) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or “BBB” (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. The Fund does not have a specific minimum quality rating. The Adviser considers among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund’s average weighted maturity is not less than three nor more than ten years. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities, planned amortization classes, variable rate demand instruments, municipal notes and municipal auction rate securities. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Adviser may also allocate investments in sectors of the tax-exempt market that offer the highest return. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. A hybrid instrument is a form of investment that combines elements of two different kinds of securities or financial instruments. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund also may invest in certain securities or other investments (such as money market funds, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may result in taxable distributions to shareholders. The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund’s annual distributions.Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years. This policy cannot be changed without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (“Adviser”) may invest the Fund’s assets without limitation in investments the interest from which (while exempt from the federal regular income tax) may be subject to the federal alternative minimum tax for individuals (AMT). The Adviser may lengthen or shorten the duration of the Fund’s portfolio from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	At least 75% of the Fund’s portfolio securities will be investment grade or of comparable quality. The Fund’s Adviser expects that, normally, up to 15% of the Fund’s total assets may be invested in securities rated below investment grade (or unrated securities of comparable quality), which are also known as junk bonds. The Adviser may opportunistically invest up to 25% of the Fund’s total assets in securities rated below investment grade (or unrated securities of comparable quality). Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating categories) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated “AAA,” “AA,” “A” or “BBB” (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth ratings categories, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. The Fund does not have a specific minimum quality rating. The Adviser considers among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income. The Fund’s average weighted maturity is not less than three nor more than ten years. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities, planned amortization classes, variable rate demand instruments, municipal notes and municipal auction rate securities. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Adviser may also allocate investments in sectors of the tax-exempt market that offer the highest return. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. A hybrid instrument is a form of investment that combines elements of two different kinds of securities or financial instruments. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund also may invest in certain securities or other investments (such as money market funds, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may result in taxable distributions to shareholders. The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund’s annual distributions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of municipal securities the income of which is exempt from federal regular income tax with an average weighted maturity of not less than three nor more than ten years.